Segments - Schedule of Non-current Assets by Country (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Operating Segments [Line Items]
Total	$ 238,760	$ 138,432
United Kingdom
Disclosure Of Operating Segments [Line Items]
Total	199,312	115,135
United States
Disclosure Of Operating Segments [Line Items]
Total	22,537	7,985
Italy
Disclosure Of Operating Segments [Line Items]
Total	10,600	9,280
Colombia
Disclosure Of Operating Segments [Line Items]
Total	3,780	4,306
Sweden
Disclosure Of Operating Segments [Line Items]
Total	630	593
Other
Disclosure Of Operating Segments [Line Items]
Total	$ 1,901	$ 1,133